Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

Note 3

Prepaid Expenses and Other Current Assets:

The Company’s prepaid expenses and other current assets consisted of the following as of December 31, 2020 and 2019:

	December 31,
	2021	2020

Vendor prepayments	$37,538	$27,380
VAT recoverable and other current assets	38,551	61,207
Prepaid insurance	187,446	-
Prepaid expenses	28,419	14,413

Total prepaid expenses and other current assets	$291,954	$103,000

The balance of the prepaid expenses and other current assets for the years ended December 31, 2021 and 2020, consisted mainly of some vendor prepayments and value added tax (“VAT”) recoverable.